COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of Commitments

	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total
Gas, electricity and non-commodity contracts	$336,773	$1,713,758	$384,634	$105,477	$2,540,642